Related Party Transactions (Details Textual) - USD ($)	12 Months Ended		14 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Oct. 31, 2016
Related Party Transaction [Line Items]
Cost of services	$ 520,338	$ 631,333
Merck Sharp & Dohme Corp [Member]
Related Party Transaction [Line Items]
Research and development agreement description	Under the agreement, Merck provided access to its archive of over 200,000 bacterial pathogens. The Company is initially performing molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of its rapid diagnostic products. Merck gains access to the high-resolution genotype data for the isolates as well as access to the Acuitas Lighthouse informatics to support internal research and development programs.
Maximum required amount to expend for procurement of materials				$ 175,000
Merck Sharp & Dohme Corp [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
Procurement costs recognized	$ 113,907	32,270	$ 146,177
Fluidigm Corporation Supply Agreement [Member]
Related Party Transaction [Line Items]
Contractual agreement period	5 years
Additional contractual agreement period	5 years
Contractual agreement maturity date	Mar. 17, 2018
Contractual agreement description	The initial term of the Fluidigm Agreement is five years. Both parties have the ability to extend the term for an additional five years. Under the expanded Supply Agreement, the term was extended until March 17, 2018, and the Company has the right to extend the term of the Supply Agreement for up to two additional three-year terms.
Related party transaction, expenses from transactions with related party	$ 123,067	183,713
Related party transaction, purchases from related party	135,415	91,399
Payments to acquire equipment on lease	91,882	$ 175,475
Subcontractor Agreement | ILÚM Health Solutions, LLC [Member]
Related Party Transaction [Line Items]
Cost of services	$ 210,180